INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 31, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of FAMCO MLP & Energy Income Fund

The Trust is filing Post-Effective Amendment No. 209 to its Registration Statement under Rule 485(a) (1) to create an additional class of shares titled “Class C” to the FAMCO MLP & Energy Income Fund.   This Post-Effective Amendment filing is substantially similar in all material respects (e.g., identical investment objective and principal investment strategies), to the previously filed Post-Effective Amendment No.  119 filed under Rule 485(b) on December 21, 2010 for the purpose of establishing FAMCO MLP & Energy Income Fund as a new series of the Trust.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary